Business developments	12 Months Ended
Dec. 31, 2020
Business developments
3 Business developments, significant shareholders and subsequent events
Business developments
Organizational structure and restatement
Effective August 1, 2020 the Group created a single, globally integrated Investment Bank division through the combination of its former Global Markets, Investment Banking & Capital Markets and Asia Pacific – Markets businesses to achieve critical scale. The Group also launched a new Sustainability, Research & Investment Solutions (SRI) function at the Executive Board level, underlining the sharpened focus on sustainability. The Group also combined its former Risk Management and Compliance functions into a single integrated Chief Risk and Compliance Officer function to unlock potential global synergies. The Group also revised its allocations for corporate functions and funding costs to align to the new organizational structure.
In addition, Global Trading Solutions (GTS) was created within the Investment Bank through the combination of the businesses of International Trading Solutions (ITS) and Asia Pacific Solutions. GTS is a joint venture among the Investment Bank, International Wealth Management, Swiss Universal Bank and Asia Pacific divisions and provides centralized trading and sales services to institutional and private clients. The methodology applied to allocate GTS results across the four divisions reflects the economic contribution from the client base that each division provides to GTS, as well as the historical performance of the constituting businesses, and combines a fixed allocation and an additional split to each division of any GTS outperformance above the fixed allocation.
The Group centrally manages its funding activities. As part of the process of implementing the Group’s new divisional structure announced on July 30, 2020, the Group recalibrated its methodology for allocating funding costs across the Group to incorporate net stable funding ratio requirements, certain increased HQLA requirements, as well as funding maturity profile developments.
Reflecting these updates, the Group’s financial reporting is now presented as four reporting segments plus the Corporate Center. Prior periods have been restated to conform to the current presentation. These restatements had no impact on the net income/(loss) or the total shareholders’ equity of the Group.
Neue Aargauer Bank integration
In the fourth quarter of 2020, the Group merged the business of its wholly owned subsidiary, Neue Aargauer Bank AG, with Credit Suisse (Schweiz) AG, in order to establish a single brand in the Canton of Aargau. The merger was effected on November 27, 2020 under simplified requirements of the Swiss Merger Act with retroactive effect as of July 1, 2020.
Credit Suisse InvestLab AG
Following the completion of the first step of the combination of the Group’s open architecture investment fund platform Credit Suisse InvestLab AG (InvestLab) and Allfunds Group in September 2019, the Group successfully completed the second and final step of the combination in March 2020 with the transfer of related distribution agreements to Allfunds Group. Other revenues in 2020 included CHF  268 million from this second closing, reflected in net revenues of the Swiss Universal Bank, International Wealth Management and Asia Pacific divisions.
Credit Suisse Founder Securities Limited
In 2020, the Group received approval from the China Securities Regulatory Commission and increased its shareholding in the securities joint venture Credit Suisse Founder Securities Limited to 51% from the previous 33.3% by way of a capital injection and related procedures.
York Capital Management
In the fourth quarter of 2020, York Capital Management (York) informed its investors of a significant change in strategy. As a result, York will focus on longer duration assets such as private equity, private debt and collateralized loan obligations, while winding down its European hedge funds business and primarily managing internal capital in its multi-strategy fund. York’s Asia Pacific business is expected to be spun off as a new and separate hedge fund in 2021, in which the Group intends to have a continuing interest. As a result of this announcement, the Group recorded an impairment of CHF  414 million to the valuation of its noncontrolling interest that it has owned since 2010, recognized in other revenues.
COVID-19 pandemic
The COVID-19 pandemic and the consequences for markets and the global economy affected the Group’s financial performance in 2020, including significant impacts on provision for credit losses, as well as on trading revenues and net interest income as a result of foreign exchange movements and a sharp reduction in US dollar interest rates. The Group continues to closely monitor the COVID-19 pandemic and its effects on its operations and businesses. Should current economic conditions persist or continue to deteriorate, the macroeconomic environment may have an adverse effect on these and other aspects of the Group’s business, operations and financial performance, including decreased client activity or demand for its products.
Significant shareholders
Significant shareholders registered in the share register
The following table includes significant shareholders (including nominees) with holdings in Group shares of at least 5% of the voting rights, which were registered in the share register as of December 31, 2020 and 2019, respectively.
Significant shareholders registered in the share register
	2020			2019
end of	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	323	13	13.21	343	14	13.43
Nortrust Nominees Ltd. [2]	184	7	7.53	163	7	6.37
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

Information received from shareholders not registered in the share register
In addition to the shareholdings registered in the share register of the Group, the Group has obtained and reported to the SIX Swiss Exchange information from its shareholders in accordance with the notification requirements of the Swiss Federal Act on Financial Market Infrastructures and Market Conduct in Securities and Derivatives Trading. These shareholders may hold their shareholdings in Group shares through a nominee. The following shareholder notifications relate to registered voting rights exceeding 5% of all voting rights, which are subject to disclosure in the notes to the financial statements in accordance with the Swiss Code of Obligations.
In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.17% of the voting rights, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification has been received from Harris Associates L.P. relating to holdings of registered Group shares since 2013. This position includes the reportable position of Harris Associates Investment Trust ( 4.97% of the voting rights), as published by the SIX Swiss Exchange on August 1, 2018.
In a disclosure notification that the Group published on September 6, 2018, the Group was notified that as of August 24, 2018, Qatar Holding LLC held 133.2 million shares, or 5.21% of the voting rights, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification has been received from Qatar Holding LLC relating to holdings of registered Group shares since 2018.
Subsequent event
On March 1, 2021, the boards of the supply chain finance funds managed by certain Group subsidiaries decided to suspend redemptions and subscriptions of those funds to protect the interests of the funds’ investors. On March 4, 2021, the boards decided to terminate those funds and proceed to their liquidation. Those decisions were based on concerns that a substantial part of the funds’ assets was subject to considerable valuation uncertainty. Credit Suisse Asset Management (Schweiz) AG (CSAM) acts as the portfolio manager of these supply chain finance funds. Redemptions and subscriptions of certain other funds managed by CSAM or CSAM subsidiaries that invest in part in these supply chain finance funds have also been suspended.
The assets held by the supply chain finance funds, largely consisting of notes backed by existing and future receivables, were originated and structured by Greensill Capital (UK) Limited or one of its affiliates (Greensill Capital). The last published net asset value of the supply chain finance funds in late February was approximately USD 10 billion in the aggregate. Initial redemption payments totaling USD 3.1 billion across the supply chain finance funds were made to their investors beginning on March 8, 2021. The portfolio manager continues to work to liquidate the remaining assets in the four funds as the receivables comprising the funds’ assets mature. Greensill Capital filed for insolvency in the UK on March 8, 2021, and the portfolio manager is working closely with the administrators of Greensill Capital, Grant Thornton, and with other parties to facilitate this process. However, there remains considerable uncertainty regarding the valuation of a significant part of the remaining assets, including the fact that the portfolio manager has been informed that certain of the notes underlying the funds will not be repaid when they fall due, and the amounts that ultimately will be distributed to investors in respect of the funds.
Group subsidiaries also have collateralized bridge lending and other direct and indirect exposures to Greensill Capital, including exposures relating to certain fund-linked products. With regard to the outstanding collateralized bridge loan of USD 140 million, USD 50 million was recently repaid by the administrators of Greensill Capital, reducing the outstanding amount of the loan to USD 90 million.
The Group continues to analyze these matters, including with the assistance of external counsel and other experts. The Board of Directors has also initiated an investigation of these matters.
It has been decided that as of March 10, 2021, three senior CSAM employees will not be performing their roles for the time being. The payout and vesting of variable compensation of a number of senior employees involved in these matters, up to and including Executive Board members, has been suspended as a measure to ensure that the Group can reconsider the variable compensation for 2020 and are able to apply malus or clawback, if appropriate.
A number of regulatory investigations and actions have been initiated or are being considered in respect of these matters, including by FINMA, one of which is the agreement to a Pillar 2 buffer with Credit Suisse. Furthermore, certain investors have already threatened litigation and, as this matter develops, Credit Suisse may become subject to litigation, disputes or other actions. The priority for Credit Suisse remains the recovery of funds for CSAM’s investors, and the portfolio manager is working closely with the administrators to facilitate this process. Credit Suisse notes that it is reasonably possible that Credit Suisse will incur a loss in respect of these matters, albeit that given the early stage of this process, it is not yet possible to estimate the size of such a reasonably possible loss. However, the ultimate cost to the Group of resolving these matters may be material to its operating results. Credit Suisse might also suffer reputational harm associated with these matters that might cause client departures or loss of assets under management.

Bank
Business developments
3 Business developments, significant shareholders and subsequent events
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in VI – Consolidated financial statements – Credit Suisse Group for further information.